Schedule of Investments TCW Transform 500 ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc.*	1,007	$302,110
Boeing Co.*	8,649	1,648,499
General Dynamics Corp.	3,222	962,444
General Electric Co.	15,406	2,622,100
HEICO Corp.	598	144,321
HEICO Corp., Class A	1,085	206,269
Howmet Aerospace, Inc.	5,741	549,414
L3Harris Technologies, Inc.	2,665	604,662
Lockheed Martin Corp.	3,001	1,626,302
Northrop Grumman Corp.	2,083	1,008,839
RTX Corp.	18,716	2,198,943
Textron, Inc.	2,684	249,344
TransDigm Group, Inc.	790	1,022,434
		13,145,681
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	1,977	246,769
FedEx Corp.	3,190	964,178
United Parcel Service, Inc., Class B	10,287	1,341,116
		2,552,063
Automobile Components - 0.0%†
Aptiv plc*	3,830	265,764
Automobiles - 1.6%
Ford Motor Co.	55,408	599,515
General Motors Co.	16,067	712,089
Tesla, Inc.*	39,133	9,081,595
		10,393,199
Banks - 3.3%
Bank of America Corp.	95,845	3,863,512
Citigroup, Inc.	26,811	1,739,498
Citizens Financial Group, Inc.	6,394	272,832
Fifth Third Bancorp	9,580	405,617
First Citizens BancShares, Inc., Class A	175	365,346
Huntington Bancshares, Inc.	20,353	304,277
JPMorgan Chase & Co.	40,460	8,609,888
M&T Bank Corp.	2,338	402,533
PNC Financial Services Group, Inc. (The)	5,605	1,015,066
Regions Financial Corp.	12,929	289,222
Truist Financial Corp.	18,793	839,859
US Bancorp	21,916	983,590
Wells Fargo & Co.	49,165	2,917,451
		22,008,691
Investments	Shares	Value
Beverages - 1.3%
Brown-Forman Corp., Class B	4,203	$189,807
Celsius Holdings, Inc.*	2,246	105,180
Coca-Cola Co.	55,108	3,677,909
Constellation Brands, Inc., Class A	2,284	559,945
Keurig Dr Pepper, Inc.	15,326	525,375
Monster Beverage Corp.*	10,379	534,000
PepsiCo, Inc.	19,391	3,348,244
		8,940,460
Biotechnology - 2.0%
AbbVie, Inc.	24,904	4,615,208
Alnylam Pharmaceuticals, Inc.*	1,769	420,067
Amgen, Inc.	7,548	2,509,484
Biogen, Inc.*	2,043	435,568
BioMarin Pharmaceutical, Inc.*	2,651	223,559
Gilead Sciences, Inc.	17,573	1,336,602
Incyte Corp.*	2,313	150,507
Moderna, Inc.*	4,726	563,434
Regeneron Pharmaceuticals, Inc.*	1,490	1,607,993
Vertex Pharmaceuticals, Inc.*	3,631	1,799,959
		13,662,381
Broadline Retail - 4.0%
Amazon.com, Inc.*	132,535	24,781,394
Coupang, Inc., Class A*	16,906	350,800
eBay, Inc.	7,140	397,055
MercadoLibre, Inc.*	688	1,148,203
		26,677,452
Building Products - 0.5%
Builders FirstSource, Inc.*	1,714	286,872
Carlisle Cos, Inc.	672	281,286
Carrier Global Corp.	11,840	806,422
Johnson Controls International plc	9,595	686,426
Lennox International, Inc.	449	261,992
Masco Corp.	3,102	241,491
Trane Technologies plc	3,207	1,072,036
		3,636,525
Capital Markets - 3.1%
Ameriprise Financial, Inc.	1,399	601,668
Ares Management Corp., Class A	2,596	397,707
Bank of New York Mellon Corp. (The)	10,521	684,601
BlackRock, Inc., Class A	2,094	1,835,391
Blackstone, Inc.	10,069	1,431,308
Carlyle Group, Inc. (The)	3,041	151,259
Charles Schwab Corp. (The)	20,235	1,319,120
CME Group, Inc., Class A	5,072	982,497
Coinbase Global, Inc., Class A*	2,781	623,945

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
FactSet Research Systems, Inc.	535	$221,003
Goldman Sachs Group, Inc. (The)	4,560	2,321,178
Intercontinental Exchange, Inc.	8,066	1,222,483
KKR & Co., Inc.	9,350	1,154,258
LPL Financial Holdings, Inc.	1,052	233,039
Moody’s Corp.	2,233	1,019,320
Morgan Stanley	17,695	1,826,301
MSCI, Inc., Class A	1,115	602,947
Nasdaq, Inc.	5,463	369,736
Northern Trust Corp.	2,875	254,869
Raymond James Financial, Inc.	2,662	308,792
S&P Global, Inc.	4,413	2,139,113
State Street Corp.	4,244	360,613
T Rowe Price Group, Inc.	3,129	357,363
		20,418,511
Chemicals - 1.4%
Air Products & Chemicals, Inc.	3,134	826,906
Albemarle Corp.	1,653	154,837
Celanese Corp., Class A	1,534	216,524
CF Industries Holdings, Inc.	2,561	195,635
Corteva, Inc.	9,818	550,790
Dow, Inc.	9,886	538,490
DuPont de Nemours, Inc.	5,891	493,077
Ecolab, Inc.	3,583	826,562
International Flavors & Fragrances, Inc.	3,600	358,128
Linde plc	6,765	3,067,927
LyondellBasell Industries NV, Class A	3,643	362,333
PPG Industries, Inc.	3,325	422,209
Sherwin-Williams Co.	3,301	1,157,990
Westlake Corp.	477	70,529
		9,241,937
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,234	942,702
Copart, Inc.*	12,310	644,182
Republic Services, Inc., Class A	2,888	561,196
Rollins, Inc.	4,150	198,827
Veralto Corp.	3,335	355,378
Waste Management, Inc.	5,179	1,049,576
		3,751,861
Communications Equipment - 0.7%
Arista Networks, Inc.*	3,619	1,254,164
Cisco Systems, Inc. (Delaware)	56,849	2,754,334
Motorola Solutions, Inc.	2,341	933,872
		4,942,370
Investments	Shares	Value
Construction & Engineering - 0.1%
Quanta Services, Inc.	2,048	$543,498
Construction Materials - 0.3%
CRH plc	9,686	830,090
Martin Marietta Materials, Inc.	870	516,215
Vulcan Materials Co.	1,873	514,157
		1,860,462
Consumer Finance - 0.5%
American Express Co.	8,064	2,040,514
Capital One Financial Corp.	5,360	811,504
Discover Financial Services	3,524	507,421
Synchrony Financial	5,654	287,167
		3,646,606
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	6,258	5,144,077
Dollar General Corp.	3,093	372,366
Dollar Tree, Inc.*	2,909	303,525
Kroger Co.	9,533	519,549
Sysco Corp.	7,021	538,160
Target Corp.	6,508	978,868
Walgreens Boots Alliance, Inc.	10,112	120,029
Walmart, Inc.	61,274	4,205,847
		12,182,421
Containers & Packaging - 0.2%
Amcor plc	20,355	214,338
Avery Dennison Corp.	1,131	245,235
Ball Corp.	4,445	283,724
International Paper Co.	4,839	224,917
Packaging Corp. of America	1,256	251,037
		1,219,251
Distributors - 0.1%
Genuine Parts Co.	1,974	290,395
LKQ Corp.	3,766	156,289
Pool Corp.	532	198,989
		645,673
Diversified REITs - 0.0%†
WP Carey, Inc.	3,064	177,130
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	100,847	1,941,305
Verizon Communications, Inc.	59,295	2,402,633
		4,343,938
Electric Utilities - 1.5%
American Electric Power Co., Inc.	7,419	727,952
Avangrid, Inc.	1,001	35,706
Constellation Energy Corp.	4,436	841,953

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
Duke Energy Corp.	10,874	$1,188,202
Edison International	5,406	432,534
Entergy Corp.	2,972	344,663
Evergy, Inc.	3,232	187,456
Eversource Energy	4,925	319,682
Exelon Corp.	14,045	522,474
FirstEnergy Corp.	7,163	300,201
NextEra Energy, Inc.	28,908	2,208,282
PG&E Corp.	30,104	549,398
PPL Corp.	10,408	309,326
Southern Co.	15,380	1,284,538
Xcel Energy, Inc.	7,780	453,418
		9,705,785
Electrical Equipment - 0.8%
AMETEK, Inc.	3,249	563,637
Eaton Corp. plc	5,631	1,716,273
Emerson Electric Co.	8,029	940,276
GE Vernova, Inc.*	3,867	689,254
Hubbell, Inc., Class B	753	297,924
Rockwell Automation, Inc.	1,617	450,577
Vertiv Holdings Co., Class A	5,094	400,898
		5,058,839
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	16,860	1,083,423
CDW Corp.	1,887	411,574
Corning, Inc.	10,905	436,309
Jabil, Inc.	1,667	187,821
Keysight Technologies, Inc.*	2,451	342,086
TE Connectivity Ltd.	4,314	665,780
Teledyne Technologies, Inc.*	661	278,849
Trimble, Inc.*	3,439	187,563
Zebra Technologies Corp., Class A*	721	253,208
		3,846,613
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	14,184	549,204
Halliburton Co.	12,482	432,876
Schlumberger NV	20,125	971,836
		1,953,916
Entertainment - 1.2%
Electronic Arts, Inc.	3,439	519,083
Liberty Media Corp.-Liberty Formula One, Class A*	312	23,079
Liberty Media Corp.-Liberty Formula One, Class C*	2,898	234,361
Live Nation Entertainment, Inc.*	2,086	200,652
Netflix, Inc.*	6,077	3,818,483
ROBLOX Corp., Class A*	7,370	306,002
Investments	Shares	Value
Take-Two Interactive Software, Inc.*	2,230	$335,682
Walt Disney Co.	25,814	2,418,514
Warner Bros Discovery, Inc.*	31,542	272,838
		8,128,694
Financial Services - 4.1%
Apollo Global Management, Inc.	5,604	702,237
Berkshire Hathaway, Inc., Class B*	25,397	11,136,584
Block, Inc., Class A*	7,803	482,850
Corpay, Inc.*	972	283,649
Fidelity National Information Services, Inc.	7,913	607,956
Fiserv, Inc.*	8,194	1,340,293
Global Payments, Inc.	3,572	363,058
Mastercard, Inc., Class A	11,630	5,392,947
PayPal Holdings, Inc.*	14,737	969,400
Visa, Inc., Class A	22,200	5,897,874
		27,176,848
Food Products - 0.7%
Archer-Daniels-Midland Co.	6,950	430,970
Bunge Global S.A.	1,993	209,723
Campbell Soup Co.	2,807	131,536
Conagra Brands, Inc.	6,730	204,054
General Mills, Inc.	8,003	537,321
Hershey Co.	2,080	410,758
Hormel Foods Corp.	4,088	131,266
J M Smucker Co.	1,493	176,099
Kellanova	3,712	215,853
Kraft Heinz Co.	12,618	444,280
Lamb Weston Holdings, Inc.	2,041	122,501
McCormick & Co., Inc.	3,548	273,231
Mondelez International, Inc., Class A	18,916	1,292,909
Tyson Foods, Inc., Class A	3,957	240,981
		4,821,482
Gas Utilities - 0.0%†
Atmos Energy Corp.	2,122	271,361
Ground Transportation - 1.0%
CSX Corp.	27,568	967,637
JB Hunt Transport Services, Inc.	1,173	203,105
Norfolk Southern Corp.	3,188	795,597
Old Dominion Freight Line, Inc.	2,675	562,232
Uber Technologies, Inc.*	28,365	1,828,692
Union Pacific Corp.	8,591	2,119,657
		6,476,920
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	24,461	2,591,398
Align Technology, Inc.*	1,054	244,402

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
Baxter International, Inc.	7,150	$256,113
Becton Dickinson & Co.	4,096	987,382
Boston Scientific Corp.*	20,639	1,524,809
Cooper Cos, Inc. (The)*	2,790	260,391
Dexcom, Inc.*	5,594	379,385
Edwards Lifesciences Corp.*	8,483	534,853
GE HealthCare Technologies, Inc.	5,534	468,342
Hologic, Inc.*	3,286	268,170
IDEXX Laboratories, Inc.*	1,162	553,251
Insulet Corp.*	983	191,046
Intuitive Surgical, Inc.*	4,974	2,211,490
Medtronic plc	18,493	1,485,358
ResMed, Inc.	2,072	441,854
STERIS plc	1,393	332,593
Stryker Corp.	5,075	1,661,809
Zimmer Biomet Holdings, Inc.	2,899	322,804
		14,715,450
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	3,430	345,847
Cencora, Inc.	2,434	579,000
Centene Corp.*	7,513	577,900
Cigna Group (The)	3,995	1,392,937
CVS Health Corp.	17,687	1,067,057
Elevance Health, Inc.	3,272	1,740,802
HCA Healthcare, Inc.	2,745	996,572
Humana, Inc.	1,697	613,652
Labcorp Holdings, Inc.	1,196	257,666
McKesson Corp.	1,834	1,131,615
Molina Healthcare, Inc.*	814	277,794
Quest Diagnostics, Inc.	1,564	222,557
UnitedHealth Group, Inc.	12,968	7,471,643
		16,675,042
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	2,190	256,865
Ventas, Inc.	5,682	309,328
Welltower, Inc.	8,433	938,171
		1,504,364
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,084	399,982
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A*	6,004	837,918
Booking Holdings, Inc.	478	1,775,775
Carnival Corp.*	14,079	234,556
Chipotle Mexican Grill, Inc., Class A*	19,212	1,043,596
Darden Restaurants, Inc.	1,699	248,547
Domino’s Pizza, Inc.	490	210,063
Investments	Shares	Value
DoorDash, Inc., Class A*	4,327	$479,085
DraftKings, Inc., Class A*	6,708	247,861
Expedia Group, Inc.*	1,786	228,019
Hilton Worldwide Holdings, Inc.	3,457	742,114
Las Vegas Sands Corp.	5,719	226,873
Marriott International, Inc., Class A	3,417	776,684
McDonald’s Corp.	10,183	2,702,567
MGM Resorts International*	3,408	146,442
Royal Caribbean Cruises Ltd.*	3,312	519,057
Starbucks Corp.	16,014	1,248,291
Yum! Brands, Inc.	3,952	524,944
		12,192,392
Household Durables - 0.4%
DR Horton, Inc.	4,288	771,540
Garmin Ltd.	2,166	370,928
Lennar Corp., Class A	3,371	596,431
Lennar Corp., Class B	140	23,094
NVR, Inc.*	42	361,514
PulteGroup, Inc.	2,965	391,380
		2,514,887
Household Products - 1.2%
Church & Dwight Co., Inc.	3,473	340,389
Clorox Co.	1,748	230,614
Colgate-Palmolive Co.	11,617	1,152,290
Kimberly-Clark Corp.	4,759	642,703
Procter & Gamble Co.	33,288	5,351,378
		7,717,374
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	4,566	361,719
Industrial Conglomerates - 0.4%
3M Co.	7,792	993,870
Honeywell International, Inc.	9,184	1,880,424
		2,874,294
Industrial REITs - 0.2%
Prologis, Inc.	13,028	1,642,179
Insurance - 2.1%
Aflac, Inc.	7,297	695,988
Allstate Corp. (The)	3,687	630,919
American International Group, Inc.	9,335	739,612
Aon plc, Class A	3,059	1,004,912
Arch Capital Group Ltd.*	5,250	502,845
Arthur J Gallagher & Co.	3,064	868,613
Brown & Brown, Inc.	3,447	342,735
Chubb Ltd.	5,698	1,570,712
Cincinnati Financial Corp.	2,187	285,666
Erie Indemnity Co., Class A	355	156,608

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
Everest Group Ltd.	612	$240,436
Hartford Financial Services Group, Inc. (The)	4,150	460,318
Loews Corp.	2,617	209,229
Markel Group, Inc.*	180	294,993
Marsh & McLennan Cos, Inc.	6,953	1,547,529
MetLife, Inc.	8,419	647,000
Principal Financial Group, Inc.	3,290	268,168
Progressive Corp. (The)	8,244	1,765,206
Prudential Financial, Inc.	5,084	637,127
Travelers Cos, Inc. (The)	3,216	696,071
W R Berkley Corp.	4,338	239,154
Willis Towers Watson plc	1,454	410,435
		14,214,276
Interactive Media & Services - 6.3%
Alphabet, Inc., Class A	82,845	14,211,231
Alphabet, Inc., Class C	73,833	12,784,184
Meta Platforms, Inc., Class A	30,908	14,676,046
Pinterest, Inc., Class A*	8,397	268,284
Snap, Inc., Class A*	15,227	202,824
		42,142,569
IT Services - 1.3%
Accenture plc, Class A	8,843	2,923,674
Akamai Technologies, Inc.*	2,148	211,105
Cloudflare, Inc., Class A*	4,240	328,600
Cognizant Technology Solutions Corp., Class A	7,071	535,133
Gartner, Inc.*	1,081	541,786
GoDaddy, Inc., Class A*	1,886	274,319
International Business Machines Corp.	12,956	2,489,366
MongoDB, Inc., Class A*	1,001	252,612
Okta, Inc., Class A*	2,267	212,962
Snowflake, Inc., Class A*	4,602	600,009
VeriSign, Inc.*	1,218	227,778
		8,597,344
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	4,123	582,992
Avantor, Inc.*	9,529	254,901
Danaher Corp.	9,526	2,639,464
Illumina, Inc.*	2,235	274,011
IQVIA Holdings, Inc.*	2,574	633,796
Mettler-Toledo International, Inc.*	301	457,830
Revvity, Inc.	1,741	218,687
Thermo Fisher Scientific, Inc.	5,384	3,302,222
Waters Corp.*	834	280,458
West Pharmaceutical Services, Inc.	1,028	314,743
		8,959,104
Investments	Shares	Value
Machinery - 1.5%
Caterpillar, Inc.	6,898	$2,388,087
CNH Industrial NV	12,812	136,448
Cummins, Inc.	1,916	559,089
Deere & Co.	3,572	1,328,712
Dover Corp.	1,936	356,727
Fortive Corp.	4,953	355,873
IDEX Corp.	1,066	222,240
Illinois Tool Works, Inc.	4,196	1,037,586
Ingersoll Rand, Inc.	5,695	571,778
Otis Worldwide Corp.	5,700	538,650
PACCAR, Inc.	7,250	715,285
Parker-Hannifin Corp.	1,810	1,015,700
Stanley Black & Decker, Inc.	2,156	227,717
Westinghouse Air Brake Technologies Corp.	2,471	398,202
Xylem, Inc./NY	3,399	453,767
		10,305,861
Media - 0.6%
Charter Communications, Inc., Class A*	1,390	527,811
Comcast Corp., Class A	55,204	2,278,269
Fox Corp., Class A	3,268	124,315
Fox Corp., Class B	1,872	66,325
Omnicom Group, Inc.	2,756	270,198
Sirius XM Holdings, Inc.††	8,982	30,988
Trade Desk, Inc. (The), Class A*	6,282	564,626
		3,862,532
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	20,218	918,099
Newmont Corp.	16,233	796,553
Nucor Corp.	3,371	549,271
Reliance, Inc.	810	246,694
Southern Copper Corp.	1,226	130,704
Steel Dynamics, Inc.	2,081	277,231
		2,918,552
Multi-Utilities - 0.6%
Ameren Corp.	3,755	297,659
CenterPoint Energy, Inc.	9,013	250,111
CMS Energy Corp.	4,205	272,484
Consolidated Edison, Inc.	4,870	474,922
Dominion Energy, Inc.	11,794	630,507
DTE Energy Co.	2,905	350,140
Public Service Enterprise Group, Inc.	7,023	560,225
Sempra	8,875	710,532
WEC Energy Group, Inc.	4,444	382,451
		3,929,031

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 3.4%
Cheniere Energy, Inc.	3,224	$588,831
Chevron Corp.	24,253	3,891,879
ConocoPhillips	16,478	1,832,354
Coterra Energy, Inc.	10,502	270,952
Devon Energy Corp.	8,893	418,238
Diamondback Energy, Inc.	2,439	493,434
EOG Resources, Inc.	8,090	1,025,812
EQT Corp.	7,959	274,665
Exxon Mobil Corp.	63,586	7,540,663
Hess Corp.	3,926	602,327
Kinder Morgan, Inc.	27,703	585,364
Marathon Oil Corp.	7,954	223,110
Marathon Petroleum Corp.	4,964	878,727
Occidental Petroleum Corp.	8,890	540,690
ONEOK, Inc.	8,207	683,889
Phillips 66	5,970	868,516
Targa Resources Corp.	3,119	421,938
Texas Pacific Land Corp.	273	230,658
Valero Energy Corp.	4,599	743,750
Williams Cos, Inc. (The)	17,139	735,949
		22,851,746
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	9,045	389,115
Southwest Airlines Co.	8,375	225,623
United Airlines Holdings, Inc.*	4,611	209,432
		824,170
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,271	325,824
Kenvue, Inc.	24,421	451,545
		777,369
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	28,690	1,364,496
Eli Lilly & Co.	11,929	9,594,137
Johnson & Johnson	33,949	5,358,850
Merck & Co., Inc.	35,739	4,043,153
Pfizer, Inc.	79,936	2,441,245
Royalty Pharma plc, Class A	5,663	159,527
Viatris, Inc.	16,913	203,971
Zoetis, Inc., Class A	6,476	1,165,939
		24,331,318
Professional Services - 0.7%
Automatic Data Processing, Inc.	5,796	1,522,145
Booz Allen Hamilton Holding Corp., Class A	1,807	258,961
Investments	Shares	Value
Broadridge Financial Solutions, Inc.	1,652	$353,528
Equifax, Inc.	1,737	485,266
Jacobs Solutions, Inc.	1,774	259,625
Leidos Holdings, Inc.	1,894	273,494
Paychex, Inc.	4,562	584,027
SS&C Technologies Holdings, Inc.	3,037	221,549
TransUnion	2,727	246,139
Verisk Analytics, Inc., Class A	2,012	526,641
		4,731,375
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,285	482,962
CoStar Group, Inc.*	5,742	447,991
		930,953
Residential REITs - 0.3%
AvalonBay Communities, Inc.	1,995	408,816
Equity Residential	4,838	336,870
Essex Property Trust, Inc.	904	251,637
Invitation Homes, Inc.	8,064	284,417
Mid-America Apartment Communities, Inc.	1,641	229,363
Sun Communities, Inc.	1,747	221,397
		1,732,500
Retail REITs - 0.2%
Realty Income Corp.	12,276	705,010
Simon Property Group, Inc.	4,324	663,475
		1,368,485
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc.*	22,740	3,285,475
Analog Devices, Inc.	6,998	1,619,197
Applied Materials, Inc.	11,664	2,475,101
Broadcom, Inc.	64,121	10,302,962
Enphase Energy, Inc.*	1,927	221,817
Entegris, Inc.	2,111	249,710
First Solar, Inc.*	1,433	309,514
Intel Corp.	60,034	1,845,445
KLA Corp.	1,899	1,563,010
Lam Research Corp.	1,848	1,702,452
Marvell Technology, Inc.	12,130	812,467
Microchip Technology, Inc.	7,484	664,430
Micron Technology, Inc.	15,553	1,708,030
Monolithic Power Systems, Inc.	655	565,324
NVIDIA Corp.	335,819	39,297,539
NXP Semiconductors NV	3,606	948,955
ON Semiconductor Corp.*	6,066	474,665
QUALCOMM, Inc.	15,740	2,848,153
Skyworks Solutions, Inc.	2,254	256,099

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
Teradyne, Inc.	2,202	$288,814
Texas Instruments, Inc.	12,797	2,608,157
		74,047,316
Software - 10.6%
Adobe, Inc.*	6,318	3,485,325
ANSYS, Inc.*	1,225	384,197
AppLovin Corp., Class A*	2,943	226,905
Aspen Technology, Inc.*	383	71,985
Atlassian Corp., Class A*	2,225	392,868
Autodesk, Inc.*	3,011	745,283
Cadence Design Systems, Inc.*	3,830	1,025,138
Crowdstrike Holdings, Inc., Class A*	3,238	751,086
Datadog, Inc., Class A*	4,160	484,390
Dynatrace, Inc.*	3,897	171,156
Fair Isaac Corp.*	347	555,200
Fortinet, Inc.*	9,178	532,691
Gen Digital, Inc.	8,103	210,597
HubSpot, Inc.*	718	356,868
Intuit, Inc.	3,948	2,555,738
Microsoft Corp.	104,822	43,852,284
MicroStrategy, Inc., Class A*	216	348,719
Oracle Corp.	22,487	3,135,812
Palantir Technologies, Inc., Class A*	28,090	755,340
Palo Alto Networks, Inc.*	4,551	1,477,846
PTC, Inc.*	1,679	298,610
Roper Technologies, Inc.	1,501	817,670
Salesforce, Inc.	13,257	3,430,912
ServiceNow, Inc.*	2,892	2,355,216
Synopsys, Inc.*	2,160	1,205,971
Tyler Technologies, Inc.*	591	335,753
Workday, Inc., Class A*	2,987	678,407
Zoom Video Communications, Inc., Class A*	3,375	203,850
Zscaler, Inc.*	1,294	232,079
		71,077,896
Specialized REITs - 1.0%
American Tower Corp.	6,576	1,449,351
Crown Castle, Inc.	6,103	671,818
Digital Realty Trust, Inc.	4,575	683,917
Equinix, Inc.	1,339	1,058,132
Extra Space Storage, Inc.	2,977	475,189
Iron Mountain, Inc.	4,115	422,034
Public Storage	2,232	660,493
SBA Communications Corp., Class A	1,519	333,481
VICI Properties, Inc., Class A	14,592	456,146
Weyerhaeuser Co.	10,253	325,635
		6,536,196
Investments	Shares	Value
Specialty Retail - 1.9%
AutoZone, Inc.*	243	$761,487
Best Buy Co., Inc.	2,760	238,795
Burlington Stores, Inc.*	896	233,247
CarMax, Inc.*	2,229	188,217
Home Depot, Inc. (The)	13,976	5,145,403
Lowe’s Cos, Inc.	8,072	1,981,757
O’Reilly Automotive, Inc.*	827	931,483
Ross Stores, Inc.	4,679	670,173
TJX Cos, Inc. (The)	15,954	1,803,121
Tractor Supply Co.	1,524	401,300
Ulta Beauty, Inc.*	675	246,301
Williams-Sonoma, Inc.	1,712	264,812
		12,866,096
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	203,506	45,194,611
Dell Technologies, Inc., Class C	3,722	423,117
Hewlett Packard Enterprise Co.	18,344	365,229
HP, Inc.	13,900	501,651
NetApp, Inc.	2,910	369,512
Pure Storage, Inc., Class A*	4,332	259,617
Seagate Technology Holdings plc	2,839	290,061
Super Micro Computer, Inc.*	704	493,962
Western Digital Corp.*	4,554	305,346
		48,203,106
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	362	333,992
Lululemon Athletica, Inc.*	1,563	404,286
NIKE, Inc., Class B	16,539	1,238,109
		1,976,387
Tobacco - 0.6%
Altria Group, Inc.	24,224	1,187,218
Philip Morris International, Inc.	21,873	2,518,895
		3,706,113
Trading Companies & Distributors - 0.4%
Fastenal Co.	8,051	569,608
Ferguson plc	2,868	638,560
United Rentals, Inc.	937	709,404
WW Grainger, Inc.	629	614,413
		2,531,985
Water Utilities - 0.1%
American Water Works Co., Inc.	2,744	390,636

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	5,603	$1,021,315
Total Common Stocks (Cost $555,145,008)		667,128,246
Securities Lending Reinvestment†††
Money Market Fund - 0.0%†
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.23%†††† (Cost $27,750)	27,750	27,750
	Principal
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
JP Morgan Chase, New York 4.68% 8/1/2024 (Cost $153,910)	$153,910	$153,910
Total Investments - 99.9% (Cost $555,326,668)		$667,309,906
Other Assets Less Liabilities - 0.1%		374,263
Net Assets - 100.0%		$667,684,169

*	Non-income producing security.
†	Represents less than 0.05%.
††	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 was $25,530, collateralized in the form of cash with a value of $27,750 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $27,750.
†††	The security was purchased with cash collateral held from securities on loan at July 31, 2024. The total value of securities purchased was $27,750.
††††	7-day net yield.

Schedule of Investments (Continued) TCW Transform 500 ETF July 31, 2024 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of July 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 Micro E-Mini Index	19	9/20/2024	USD	$528,010	$(2,314)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$667,128,246	$–	$–	$667,128,246
Money Market Fund	27,750	–	–	27,750
Short-Term Investments
Time Deposit	153,910	–	–	153,910
Total Investments	$667,309,906	$–	$–	$667,309,906
Other Financial Instruments
Liabilities
Futures Contracts**	$(2,314)	$–	$–	$(2,314)
Total Other Financial Instruments	$(2,314)	$–	$–	$(2,314)

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Futures Contracts Purchased.